EMIGRANT SECURITIES CORP.

                               5 EAST 42ND STREET
                            NEW YORK, NEW YORK 10017





                                             March 1, 2001




Dear Stockholder:

                  Enclosed you will find the Annual Report of Emigrant Securities Corp. ("ESC") for the fiscal year ended December 31, 2000. The Annual Report contains a summary of the actions taken at the 2000 Annual Meeting of Stockholders, held on September 13, 2000, as well as the audited Financial Statements of ESC as of December 31, 2000. These financials are for your informational purposes only and do not affect your preferred stock dividend in any way.

                  Please note that the 2001 Annual Meeting of Stockholders will be held in the second quarter of fiscal year 2001, for which you will be receiving further information in the next couple of months.


                                           Sincerely,



                                           Gilbert S. Stein
                                           President and Chief Executive Officer

Enclosures

SUBMISSION OF MATTERS TO A VOTE OF STOCKHOLDERS

                  ESC held its 2000 Annual Meeting on September 13, 2000. The purpose of the Annual Meeting was to vote on the following proposals:

                  1. The election of seven directors for a term of one year, including two directors to be elected by the holders of the 925 outstanding shares of ESC's Series A Preferred Stock, as a separate class ("Preferred Directors"), and five directors to be elected by the holders of the 1000 outstanding shares of ESC's Common Stock and the 925 outstanding shares of ESC's Series A Preferred Stock, voting together ("Non-Preferred Directors");

                  2. The ratification of the appointment of KPMG LLP as independent auditors of ESC for the fiscal year ending December 31, 2000;

                  3.       The approval of the investment policies of ESC; and

                  4. The approval of the Loan Purchase and Servicing Agreement; the Custodial Agreement; the Assignment, Assumption and Recognition Agreement; the Collateral, Pledge, Use and Security Agreement; and the Expense Sharing Agreement (the "Affiliate Agreements").

                  The results of the voting were as follows:

         Proposal 1:       Election of Directors:
                           Non-Preferred Directors
                           -----------------------
                           Philip L. Milstein                          For                       1,879
                                                                       Withheld                     13

                           Stephen Goldsmith                           For                       1,887
                                                                       Withheld                      5

                           Gilbert S. Stein                            For                       1,887
                                                                       Withheld                      5

                           Michael J. Jackson                          For                       1,887
                                                                       Withheld                      5

                           Michael Kahmann                             For                       1,887
                                                                       Withheld                      5

                           Preferred Directors
                           -------------------

                           Richard Wald                                For                         887
                                                                       Withheld                      5

                           Douglas J. McClintock                       For                         879
                                                                       Withheld                     13

=



         Proposal 2:       Ratification of Appointment                 For                       1,887
                           of Independent Auditors                     Against                       5
                                                                       Abstain                       0
                                                                       Broker Non-Votes              0

         Proposal 3:       Approval of the Investment                  For                       1,887
                           Policies of Emigrant Securities             Against                       5
                           Corp.                                       Abstain                       0
                                                                       Broker Non-Votes              0

         Proposal 4:       Approval of the Affiliate                   For                       1,887
                           Agreements                                  Against                       5
                                                                       Abstain                       0
                                                                       Broker Non-Votes              0

                            Emigrant Securities Corp.
                ( A wholly owned subsidiary of Emigrant Portfolio
                                Resource Corp. )


                       Financial Statements and Schedules


                               December 31, 2000

                                                    EMIGRANT SECURITIES CORP.
                                (A Wholly Owned Subsidiary of Emigrant Portfolio Resource Corp.)

                                               Statement of Assets and Liabilities

                                                        December 31, 2000

                                        (in thousands, except net asset value per share)



ASSETS:

Cash                                                                                                                   $     503
Investments:
      Money market investments (cost of $110,186)                                                                        110,186
      Investment in securities of unaffiliated issuers (cost of $369,080) (note 3)                                       370,316
      Investment in commercial real estate mortgages at fair market value
               (cost of $459,252) (note 4)                                                                               466,507
                                                                                                                       ---------
          Total investments                                                                                              947,009

Other assets                                                                                                               6,125
                                                                                                                       ---------

               Total assets                                                                                              953,637
                                                                                                                       ---------

LIABILITIES:

Mortgage escrows deposits                                                                                                  3,938
Other liabilities                                                                                                             26
                                                                                                                       ---------

          Total liabilities                                                                                                3,964
                                                                                                                       ---------

Net assets                                                                                                             $ 949,673
                                                                                                                       =========


NET ASSETS CONSIST OF:

      Common stock, $.01 par value,
          1000 shares authorized; 1000 shares issued and outstanding                                                   $       -
      Preferred stock, $.01 par value,
          1000 shares authorized; 925 shares issued and outstanding                                                          925

      Additional paid-in capital                                                                                         940,257
      Net unrealized appreciation of investments                                                                           8,491
                                                                                                                       ---------

Net assets                                                                                                             $ 949,673
                                                                                                                       =========

Net asset value per share (1000 shares of $.01 par value common stock issued and outstanding)                          $     950
                                                                                                                       =========


See accompanying notes to financial statements.

                                            EMIGRANT SECURITIES CORP.
                         (A Wholly Owned Subsidiary of Emigrant Portfolio Resource Corp.)

                                             Statement of Operations

                                       For the Year Ended December 31, 2000

                                                  (in thousands)

INVESTMENT INCOME:

      Interest Income:
          Money market investments                                                                       $  3,491
          Investments securities                                                                           25,838
          Commercial real estate mortgages                                                                 36,226
                                                                                                         --------
               Interest income                                                                             65,555

      Non-Interest Income:
          Commercial mortgage prepayment fee                                                                  967
          Repurchase agreement collateral fee                                                                  57
                                                                                                         --------
               Non-interest income                                                                          1,024

               Investment income                                                                           66,579

EXPENSES (NOTE 5):

      Investment advisory fee - ESB                                                                           425
      Commerical real estate mortgage advisory fee - ESB                                                      142
      Commerical real estate mortgage subservicing fee - EMC                                                  139
      Custodian fees                                                                                           36
      Professional fees                                                                                       355
      Other                                                                                                     9
                                                                                                         --------
          Expenses                                                                                          1,106
                                                                                                         --------

               Net investment income                                                                       65,473


NET UNREALIZED APPRECIATION ON INVESTMENTS:

      Net unrealized appreciation of investments during the year                                           18,929

                                                                                                         --------

               Net increase in net assets resulting from investment activities                           $ 84,402
                                                                                                         ========




See accompanying notes to financial statements.

                                               EMIGRANT SECURITIES CORP.
                           (A Wholly Owned Subsidiary of Emigrant Portfolio Resource Corp.)

                                          Statement of Changes in Net Assets

                                       For the Year Ended December 31, 2000 and
                     the Period October 1, 1999 (Commencement of Operations) to December 31, 1999

                                           (in thousands, except share data)


                                                                                       2000                     1999
                                                                                    ---------                ---------
FROM INVESTMENT ACTIVITIES:

      Net investment income                                                         $  65,473                $  16,150
      Net unrealized appreciation/(depreciation) of investments                        18,929                  (10,438)
                                                                                    ---------                ---------
          Net increase in net assets resulting from investment activities              84,402                    5,712
                                                                                    ---------                ---------


DIVIDENDS TO SHAREHOLDERS FROM:

      Net investment income                                                           (60,092)                 (15,023)
                                                                                    ---------                ---------
          Decrease in net assets from distribution to stockholders                    (60,092)                 (15,023)
                                                                                    ---------                ---------

FROM CAPITAL TRANSACTIONS:

      Preferred stock issued (925 shares)                                                   -                      925
      Capital contributed for common stock                                                  -                  933,749
                                                                                    ---------                ---------
          Increase in net assets from capital share transactions                            -                  934,674


      Total increase in net assets                                                     24,310                  925,363

NET ASSETS:
      Beginning of period                                                             925,363                        -
                                                                                    ---------                ---------

      End of period                                                                 $ 949,673                $ 925,363




      See accompanying notes to financial statements.

                                                 EMIGRANT SECURITIES CORP.
                             (A Wholly owned Subsidiary of Emigrant Portfolio Resource Corp.)

                                                  Schedule of Investments

                                                    December 31, 2000

                                                      (in thousands)


    Principal                                                                      Maturity                         Market
     Amount                                                                          Date             Rate           Value
     ------                                                                          ----             ----           -----
             INVESTMENT IN MONEY MARKET ACCOUNTS               (11.6% OFCTOTAL INVESTMENTS)     (COST OF $110,186)
    $110,186   Special Management Account                                               n/a        Daily*         $110,186
                                                                                                                  --------
               *(At current balance, the rate is fed funds less 20 bps)

             INVESTMENT IN SECURITIES OF UNAFFILIATED ISSUERS  (39.1% OFNTOTALIINVESTMENTS)     (COST OF $369,080)
               Corporates                      (3.7%)
       5,000       Bear Stearns Corp                                                 8/1/2002         6.45%          4,997
       1,000       Dime Bancorp Inc                                                  1/30/2001        6.38%            999
       5,000       Donaldson Lufkin                                                  12/1/2001        6.00%          4,989
      10,000       Firststar Corp                                                    7/13/2001        6.35%         10,019
       5,300       Long Island Savings Bank                                          4/2/2001         6.20%          5,283
       5,000       PNC Funding Corp                                                  9/1/2002         6.95%          5,036
       4,000       Wells Fargo & Co                                                  5/1/2002         8.75%          4,133
                                                                                                                  --------
                                                                                                                    35,456
                                                                                                                  --------

               Trust Preferred                 (6.1%)
      10,000       Allfirst Pfd Capital Trust                                        7/15/2029        8.30%          9,720
      11,500       Central Fid Capital                                               4/15/2027        7.80%         11,238
      11,500       Fleet Capital Trust V                                            12/18/2028        7.55%         11,394
       1,608       Great Western Wash Mutual                                        12/31/2025        8.25%          1,600
         450       Sunamerica Capital Trust                                         12/30/2044        8.35%            450
      15,000       TCI Communications                                                5/31/2045       10.00%         15,150
       8,000       Zions Bancorp                                                     6/15/2008        7.28%          7,920
                                                                                                                  --------
                                                                                                                    57,472
                                                                                                                  --------

               Preferred Stock                (0.1%)
         500       Cadbury Schweppes                                                 4/12/2002        8.63%            504
                                                                                                                  --------
                                                                                                                       504
                                                                                                                  --------

                                                 EMIGRANT SECURITIES CORP.
                             (A Wholly owned Subsidiary of Emigrant Portfolio Resource Corp.)

                                            Schedule of Investments (Continued)

    Principal                                                                      Maturity                         Market
     Amount                                                                          Date             Rate           Value
     ------                                                                          ----             ----           -----
               FNMA ARMS                       (1.2%)
     $10,952       FNMA ARM Pool #356923                                             2/1/2037         6.31%       $ 11,087 **
     -------                                                                                                      --------
                                                                                                                    11,087
                                                                                                                  --------

               GNMA ARMS                       (28.1%)
       6,499       GNMA ARM Pool #80133                                             11/20/2027        7.00%          6,558 **
      15,221       GNMA ARM Pool #80150                                              1/20/2028        7.00%         15,338 **
      15,003       GNMA ARM Pool #80185                                              4/20/2028        7.00%         15,111 **
       5,037       GNMA ARM Pool #80185                                              4/20/2028        7.00%          5,073
      23,100       GNMA ARM Pool #80197                                              5/20/2028        7.00%         23,266 **
       8,450       GNMA ARM Pool #80205                                              6/20/2028        7.00%          8,511 **
       1,131       GNMA ARM Pool #80300                                              7/20/2029        7.00%          1,138 **
         313       GNMA ARM Pool #80300                                              7/20/2029        7.00%            314
      48,906       GNMA ARM Pool #80312                                              8/20/2029        7.00%         49,213 **
         423       GNMA ARM Pool #80312                                              8/20/2029        7.00%            425
     138,969       GNMA ARM Pool #80319                                              9/20/2029        7.00%        139,837 **
       1,008       GNMA ARM Pool #80319                                              9/20/2029        7.00%          1,013
                                                                                                                  --------
                                                                                                                   265,797
                                                                                                                  --------

        Securities sold by parent to primary government securities dealers under repurchase agreements (see note 3).


     Total investment in securities of unaffiliated issuers                                                        370,316
                                                                                                                  --------

             (Aggregate cost for federal income tax purposes is $430,773)

             INVESTMENT IN COMMERCIAL REAL ESTATE MORTGAGES      (49.3% OF TOTAL INVESTMENTS)               (COST OF $459,252)

    Principal                                                                      Maturity                         Market
     Amount                                                                          Date             Rate           Value
     ------                                                                          ----             ----           -----

               Commercial/Mixed Use (1.9%)
       2,315       GSL Enterprises Inc                                                  8/1/2006      7.50%          2,361
         815       2373 Broadway Associates                                             2/1/2004      7.25%            829
       1,400       George Lax                                                           6/1/2006      7.75%          1,428
       1,457       130 West 57 Co. LLC                                                  1/1/2007      8.19%          1,486
         470       130 West 57 Co. LLC                                                  2/1/2007      6.50%            471
       1,370       Park Park Associates, LLC                                            3/1/2002      8.24%          1,392
       1,442       200 West 79th St. Realty Corp.                                       4/1/2008      7.78%          1,471
         288       200 West 79th St. Realty Corp.                                       4/1/2008      7.62%            294
       1,733       Wooster Parking Corp.                                                7/1/2008      7.28%          1,767
       3,537       Fortusa Realty Corp.                                                 4/1/2009      7.00%          3,608
       1,420       Fortusa Realty Corp.                                                 4/1/2009      8.99%          1,448
       1,013       Bronxville Realty Assoc. LLC                                         3/1/2003      7.57%          1,033
         317       Concordia College                                                    3/1/2005      8.50%            324
         495       Fordham University                                                   4/1/2002      8.50%            505
                                                                                                                  --------
                                                                                                                    18,417
                                                                                                                  --------

                                                 EMIGRANT SECURITIES CORP.
                             (A Wholly owned Subsidiary of Emigrant Portfolio Resource Corp.)

                                            Schedule of Investments (Continued)

 Principal                                                                           Maturity                   Market
   Amount                                                                              Date         Rate        Value
   ------                                                                              ----         ----        -----
               Hotels and Motels                  (2.9%)
        $544       Mrs. Lillian Goldman                                                11/1/2003      6.50%           $543
      20,000       S K Realty Co, 715 Realty Co                                         6/1/2001      7.75%         20,035
       6,650       Hotel Earl Realty Co L P                                             2/1/2008      7.29%          6,783
                                                                                                                ----------
                                                                                                                    27,361
                                                                                                                ----------

               Improved Land                      (3.6%)
       7,990       Fifth Avenue Building Associates                                     1/1/2005      9.51%          8,150
         374       Fifth Avenue Building Associates                                     1/1/2005      7.08%            382
       3,038       Fifth Avenue Building Associates                                     1/1/2005      6.09%          2,976
       3,366       132 West 31st St Realty Corp                                         8/1/2008      7.12%          3,434
       7,500       120 Broadway LLC                                                     7/1/2009      6.50%          7,512
       4,000       111 Wall Street LLC                                                  7/1/2009      6.50%          4,006
       7,500       430 Park Avenue LLC                                                  8/1/2009      7.19%          7,650
                                                                                                                ----------
                                                                                                                    34,110
                                                                                                                ----------

               Industrial (including Warehouses)  (1.6%)
         642       Noel Levine                                                          4/1/2004      8.13%            655
       2,299       Van Dam Associates                                                   7/1/2003     10.00%          2,345
       1,526       Roger Realty Company                                                 1/1/2005      8.97%          1,557
       1,398       1st Metropolitan Devlpmnt Corp                                       7/1/2002      8.77%          1,426
         667       Usdan Associates                                                     4/1/2007      9.02%            680
       2,330       Skillman Realty Co.                                                  3/1/2008      7.53%          2,377
       3,087       29-01 Borden Realty Co., LLC                                         5/1/2008      7.37%          3,148
       2,705       Charles B Benenson                                                   8/1/2003      8.75%          2,759
                                                                                                                ----------
                                                                                                                    14,947
                                                                                                                ----------

               Lofts                              (7.2%)
       2,444       205 West 39th Street Company                                         7/1/2009      6.88%          2,493
         771       4324 Company                                                         3/1/2007      7.79%            786
         715       168 Fifth Avenue Realty Corp.                                        2/1/2006      7.53%            729
       1,299       37 West 20th Company                                                 1/1/2002      7.60%          1,309
       2,438       Palobueno N.V. Ltd.                                                  7/1/2007      8.82%          2,487
       5,245       37th Arcade Company                                                  7/1/2002      8.24%          5,350
       1,390       185 Varick Realty Corp.                                             10/1/2007      7.98%          1,418
       2,341       Tenth Realty Associates                                             11/1/2007      8.20%          2,387
       3,440       Walsam Twenty-Nine Company                                          11/1/2007      7.94%          3,509
       2,208       KMDP LP                                                             12/1/2007      8.03%          2,252
         297       KMDP LP                                                             12/1/2007      8.75%            303
      15,508       GSH 520 8th Avenue LLC                                               1/1/2008      7.17%         15,818
       2,778       Federation Associates LP                                             6/1/2003      6.69%          2,783
       2,695       EK 17th Street LLC                                                   7/1/2013      6.71%          2,710
       1,438       5421 Equities Company                                                7/1/2008      6.85%          1,467
       1,299       Central Partners, LLC                                               11/1/2008      6.76%          1,321
       1,722       Michael Baum                                                        11/1/2008      6.95%          1,757
       4,345       1537 Assoc Trust F/B/O G. Levy                                      11/1/2008      6.73%          4,408
       1,348       Last Gasp Realty Ltd                                                 1/1/2009      6.75%          1,369
         511       Nalla Realty Corp.                                                   1/1/2009      6.11%            505

                                                 EMIGRANT SECURITIES CORP.
                             (A Wholly owned Subsidiary of Emigrant Portfolio Resource Corp.)

                                            Schedule of Investments (Continued)

 Principal                                                                           Maturity                   Market
   Amount                                                                              Date         Rate        Value
   ------                                                                              ----         ----        -----
      $6,285       Cooper Square Associates, LLC                                        6/1/2004      6.75%         $6,314
       1,459       Cooper Square Associates, LLC                                        6/1/2004      6.75%          1,465
       2,339       Scandia Realty Ltd Partnership                                       5/1/2009      6.80%          2,384
       2,027       Joseph Wasserstein                                                   7/1/2009      6.88%          2,068
         171       J W Mays Inc                                                         5/1/2001      8.50%            171
         934       Broadway 13th Associates L.P.                                        5/1/2008      6.88%            952
                                                                                                                ----------
                                                                                                                    68,515
                                                                                                                ----------

               Office Buildings         (19.3%)
         474       First Wilton Corp.                                                   1/1/2004      9.40%            483
         926       Mrs. Lillian Goldman                                                11/1/2003      6.50%            923
      10,714       230 Fifth Avenue Associates                                          9/1/2008      6.85%         10,928
         756       230 Fifth Avenue Associates                                          9/1/2008      6.85%            772
       4,646       Empire Associates Realty Co.                                         7/1/2009      6.50%          4,652
         275       Panzel Development Associates                                       10/1/2004      8.18%            281
         590       81st & 5th Realty Co.                                                1/1/2004      6.91%            595
       2,482       Estate of Sol Goldman                                                1/1/2010      7.38%          2,532
       3,796       112 West 34th Street Assoc.                                          6/1/2006      9.14%          3,872
       1,641       Marlboro Building Associates                                         2/1/2003      7.08%          1,656
       4,259       1350 Broadway Associates                                             5/1/2001      7.70%          4,264
       7,129       Estate Of Sol Goldman                                                1/1/2010      7.31%          7,271
       1,611       Mrs. Lillian Goldman                                                11/1/2003      6.50%          1,607
       4,629       841 Broadway Associates                                              1/1/2004      7.85%          4,722
       3,837       Union Square Associates LLC                                          1/1/2009      6.70%          3,885
       3,975       5th Ave. & 46th St. Associates                                       9/1/2006      8.09%          4,054
       2,322       Kenyon Realty Co.                                                    2/1/2007      8.17%          2,368
       5,398       Artf-Ny Inc                                                          8/1/2003      7.04%          5,455
       1,054       Seventh & 37th Building Assoc.                                       4/1/2007      7.51%          1,075
       5,727       10 West 47th Street Associates                                       8/1/2007      8.38%          5,842
       1,034       Circle Rd Trade & Trans, LLC                                         8/1/2009      8.43%          1,054
       1,670       Silverman 235, LLC                                                  10/1/2012      8.37%          1,703
       1,670       222 Mamaroneck Ave. Associates                                      10/1/2012      8.37%          1,703
       1,604       141 Central Ave Assoc.                                              10/1/2012      8.37%          1,636
       4,227       149 Madison LLC                                                     11/1/2017      8.00%          4,312
       8,135       425 Madison Associates                                               3/1/2008      7.13%          8,297
       1,684       495 Central Avenue Corp                                              2/1/2013      7.52%          1,717
       2,321       Will-Rich Realty Corp.                                              11/1/2008      7.00%          2,367
       1,804       Chocolas LLC                                                         4/1/2008      7.13%          1,840
       1,242       Fifty East Forty Second Co.                                          5/1/2005      6.53%          1,239
       1,057       Carlran Associates                                                   7/1/2008      7.01%          1,078
       2,871       410-22 Associates, LLC                                               8/1/2008      7.27%          2,928
       5,307       171 Madison Associates                                              10/1/2008      6.89%          5,413
       6,143       345 Park South, LLC                                                 10/1/2008      6.79%          6,246
       2,027       Imperial Sterling Ltd.                                              10/1/2008      6.95%          2,067
         568       Post 180, LLC                                                       10/1/2008      6.99%            579
       2,904       274 Madison Company                                                 11/1/2008      6.61%          2,926
       4,825       501 Fifth Avenue Company                                            11/1/2008      6.61%          4,861

                                                 EMIGRANT SECURITIES CORP.
                             (A Wholly owned Subsidiary of Emigrant Portfolio Resource Corp.)

                                            Schedule of Investments (Continued)

 Principal                                                                           Maturity                   Market
   Amount                                                                              Date         Rate        Value

      $6,269       Tranel Inc.                                                         11/1/2008      6.81%         $6,388
       1,633       Silk & Halpern - 45th Realty                                        12/1/2008      6.16%          1,603
       2,006       48 Mamaroneck Ave LLC                                                2/1/2009      7.00%          2,046
           8       48 Mamaroneck Ave LLC                                                2/1/2001      7.00%              8
       1,432       Frandan Johnson, LLC                                                 2/1/2009      6.95%          1,461
       4,112       Nevins Associaates, L.P                                              3/1/2013      6.75%          4,194
       4,413       Flatiron Associates                                                  4/1/2006      6.40%          4,398
       9,000       608 Company, LLC                                                     4/1/2009      6.50%          9,014
       1,504       2035 Lakeville Road LLC                                              6/1/2014      7.00%          1,535
       9,626       H. Dale Hemmerdinger                                                 6/1/2009      6.75%          9,777
      11,291       Ruth Brause & The Brause Fund                                        9/1/2009      7.40%         11,517
       1,323       East-Man Trading Company, Inc                                        1/1/2001      7.40%          1,323
         789       Chanin Court Co                                                      2/1/2008      7.88%            805
         149       Centre Management Company                                            7/1/2005      8.13%            152
         667       Builders Leasing Corp                                                7/1/2006      7.60%            680
       3,926       Spaulding & Slye Co.                                                 3/1/2003      9.00%          4,004
       2,447       Three O Realty                                                       7/1/2009      7.23%          2,496
         107       2720 Jerome Avenue Inc.                                              4/1/2002      7.57%            109
          95       2720 Jerome Avenue Inc.                                              4/1/2002      9.04%             96
         900       3544 Jerome Avenue LLC                                              10/1/2004      8.36%            918
       1,287       264 West 35th Street Corp                                            5/1/2012      8.09%          1,312

                                                                                                                   183,039

               (0.4%)/Retail Condominiums
         709       R. John Punnett                                                      1/1/2009      8.41%            723
       1,962       Third City Associates                                                8/1/2004      7.53%          2,001
       1,084       Siegel Associates                                                   11/1/2009      7.86%          1,106

                                                                                                                     3,830

               Other                           (0.6%)
         707       U S A Dept Of Transportation                                         6/4/2001      7.50%            707
       1,597       261 Broadway Associates                                              5/1/2008      7.77%          1,629
         809       Zoland Properties, Inc.                                              4/1/2009      8.47%            825
       1,931       Stratford C. Wallace                                                 4/1/2004      7.25%          1,968
         233       YMCA Of L I Inc                                                      9/1/2003      8.50%            238
         385       Chase Manhattan Bank                                                 6/1/2005      9.54%            393
          51       Jewish Community Center                                              4/1/2005      8.21%             52

                                                                                                                     5,812



                 EMIGRANT SECURITIES CORP.
                (A Wholly owned Subsidiary of Emigrant Portfolio Resource Corp.)

            Schedule of Investments (Continued)

 Principal                                                                           Maturity                   Market
   Amount                                                                              Date         Rate        Value
   ------                                                                              ----         ----        -----
               Retail                          (11.7%)
        $137       Orange Associates                                                    4/1/2004      8.50%           $139
         899       632 Rte 17 N Corp & Junto Inv                                       11/1/2005      7.78%            917
         394       The Custom Shop Dallas Corp.                                         2/1/2008      8.52%            401
         584       Hal K. Negbaur                                                      10/1/2008      7.03%            596
       1,570       7 Horizon Corporation                                               11/1/2005      8.69%          1,601
       1,597       Irene Duell                                                          2/1/2008      7.72%          1,629
         433       Irene Stern                                                          6/1/2009      7.50%            442
         667       110-122 Mamaroneck Ave Assoc                                         2/1/2006      7.42%            681
         542       Austin Street Company LLC                                            2/1/2006      7.40%            553
         448       Marilyn Joy Samuels                                                  3/1/2007      8.27%            457
       8,671       A.V.R. Realty Company                                                9/1/2006      8.42%          8,844
         325       Kamran Hakim                                                         2/1/2012      7.59%            332
       5,781       82nd Street Operating Acct.,                                         2/1/2009      7.92%          5,897
       3,309       281 Broadway Associates                                              6/1/2002      8.28%          3,370
       1,222       76 Mamaroneck Avenue Assocs                                          3/1/2007      8.15%          1,246
       1,159       Marital Trst F/B/O L. Goldman                                       11/1/2003      6.50%          1,157
       2,721       Estate Of Sol Goldman                                                1/1/2010      7.38%          2,776
       1,445       Sami Tekiner                                                         6/1/2004      8.36%          1,474
         752       48 East 57th St. Realty Corp.                                        4/1/2001      8.18%            754
       2,438       Jade Realty Company                                                  5/1/2007      8.25%          2,487
       1,003       Estate Of Sol Goldman                                                1/1/2010      7.38%          1,023
         773       Marital Trust F/B/O L. Goldman                                      11/1/2003      6.50%            771
         974       Jan Amory                                                            3/1/2009      7.00%            993
       6,636       The Beekman Estate                                                   2/1/2005      8.40%          6,768
         437       Parkchester Rb Associates, L.P                                       4/1/2015      9.00%            445
       2,365       Glen Cove Shopping Center, Inc                                       9/1/2002      8.52%          2,412
         337       Glen Cove Shopping Center, Inc                                       9/1/2002      8.52%            344
       2,443       Rb White Plains Associates LLC                                      12/1/2005      7.77%          2,492
       1,915       Northern & Parsons, LLC                                              4/1/2006      7.48%          1,953
       1,890       HRE Properties                                                       3/1/2007      7.99%          1,928
       1,903       Marital Trust F/B/O L. Goldman                                       6/1/2007      7.89%          1,941
         854       2 Park Place Corp.                                                   5/1/2007      8.18%            871
       4,784       Imperial Sterling Ltd.                                              12/1/2007      7.92%          4,880
       4,773       Urstadt Biddle Properties, Inc                                      11/1/2007      7.79%          4,869
         489       275 Mamaroneck Ave, LLC                                              3/1/2013      7.43%            499
       1,366       Acme Realty                                                          4/1/2008      7.31%          1,393
       1,869       Bay Auto Mall Corp.                                                  4/1/2008      7.22%          1,906
       2,634       Lawnside Realty Corp.                                                4/1/2008      7.16%          2,686
       1,226       Lindenwood Center LLC                                                7/1/2008      7.27%          1,250
       4,340       An Armful Corp                                                       8/1/2008      7.07%          4,427
       1,154       1709 Broadway Associates, LP                                         8/1/2003      7.36%          1,175
       2,120       V.G.R Associates, LLC                                                9/1/2008      6.74%          2,150
       2,107       Emil Mosbacher Real Estate LLC                                      10/1/2013      7.01%          2,149
       1,549       Allerton Associates LLC                                             12/1/2008      7.01%          1,580
       1,945       H.O.S.T. Properties                                                  3/1/2009      7.00%          1,984
       2,140       Greenwich Ave Ltd Partnership                                        3/1/2009      7.00%          2,182
         979       76-01 37th Ave. Realty Corp.                                         8/1/2009      7.25%            998

                                                 EMIGRANT SECURITIES CORP.
                             (A Wholly owned Subsidiary of Emigrant Portfolio Resource Corp.)

                                            Schedule of Investments (Continued)

 Principal                                                                           Maturity                   Market
   Amount                                                                              Date         Rate        Value
   ------                                                                              ----         ----        -----
      $1,200       Herricks Mineola, LLC                                                9/1/2009      6.50%         $1,203
       1,150       William N Segal                                                      7/1/2011      8.13%          1,173
         450       William N Segal                                                      7/1/2011      8.13%            459
         128       Paula C Rand                                                         7/1/2005      8.13%            131
         470       Pa-Fla Plaza Ltd                                                     8/1/2002      8.50%            478
       1,636       Duba Limited Partnership                                             9/1/2007      7.00%          1,669
         107       Albert J Cirigano Sr                                                10/1/2004      8.25%            110
         508       Man Chang Chiang                                                     1/1/2004      8.50%            518
       1,033       Classic Holding Company                                              4/1/2014      6.90%          1,054
         326       WGP Realty                                                           3/1/2002      8.13%            328
         274       National Properties                                                 12/1/2001      8.13%            275
          22       East 170 Street Realty Corp                                          1/1/1994     12.00%              8
          44       51 Front Street Corp                                                10/1/2006     11.50%             45
       1,016       Pathmark Stores, Inc.                                                6/1/2004      7.50%          1,036
         868       122 WPR Corporation                                                  1/1/2005      8.99%            885
       2,697       Pearl River Center Associates                                        9/1/2009      7.00%          2,751
       6,403       Urstadt Biddle Properties                                            3/1/2010      7.78%          6,531
                                                                                                                ----------
                                                                                                                   110,476
                                                                                                                ----------

             Total investment in commercial real estate mortgages                                                  466,507
                                                                                                                ----------


                   Total Investments                                                 (total cost of $938,518)***  $947,009
                                                                                                                ==========


                   ***Total cost for Federal income tax purposes is
                      substantially the same

See accompanying notes to financial statements.

                                         EMIGRANT SECURITIES CORP.
                      (A Wholly Owned Subsidiary of Emigrant Portfolio Resource Corp.)

                                           Financial Hightlights

                                  For a share of capital stock outstanding

                                  For the Year Ended December 31, 2000 and
                the Period October 1, 1999 (Commencement of Operations) to December 31, 1999


                                                                               2000                   1999
                                                                               ----                   ----
      Net Asset Value, Beginning of Period                                  $ 925,363             $       -

      Income From Investment Activities:
          Net investment income                                                65,473                16,150
          Net unrealized appreciation of investments                           18,929               (10,438)
                                                                            ---------             ---------
               Total income from investment activities                         84,402                 5,712
                                                                            ---------             ---------

      Dividends to shareholders from:
          Net investment income                                               (60,092)              (15,023)
                                                                            ---------             ---------

      From Capital Transactions
          Preferred stock issued                                                    -                   925
          Capital contributed for common stock                                      -               933,749
                                                                            ---------             ---------
               Total from capital transactions                                      -               934,674
                                                                            ---------             ---------

      Net Asset Value, End of Period                                          949,673               925,363
                                                                            =========             =========

      Total Return To Net Asset Value                                           9.03%                 0.61%(a)
                                                                            =========             =========

      Net Assets, End of Period (millions)                                  $     950             $     925
                                                                            =========             =========

      Net Investment Income to Average Net Assets                               7.01%                 6.92%(b)
                                                                            =========             =========

      Ratio of Expenses to Average Net Assets                                   0.12%                 0.05%(b)
                                                                            =========             =========

      Portfolio Turnover Rate                                                   0.00%                 0.00%
                                                                            =========             =========


      (a) Total return not annualized, as it may not be representative of the total return for the year.
      (b) Annualized

                            EMIGRANT SECURITIES CORP.
        (A Wholly Owned Subsidiary of Emigrant Portfolio Resource Corp.)

                          Notes to Financial Statements

                           December 31, 2000 and 1999


(1)   NATURE OF OPERATIONS AND BASIS OF PRESENTATION

      Emigrant Securities Corp. (the "Company") was incorporated in the State of Delaware on August 12, 1999 and commenced operations on October 1, 1999 as a newly organized, diversified, closed-end management investment company. The Company is a wholly owned subsidiary of Emigrant Portfolio Resource Corp. (the "Parent"), which is a wholly owned subsidiary of Emigrant Savings Bank ("ESB"). ESB is a wholly owned subsidiary of Emigrant Bancorp, Inc. The Company was capitalized through the issuance of 1,000 shares of Common Stock to the Parent and 125 shares of cumulative non-redeemable preferred stock issued through a private placement. Additionally, the Parent holds 800 shares of preferred stock. The Parent made a capital contribution of money market investments, investment securities and commercial real estate mortgages as consideration for the Company's common stock shares at fair value.

      By letters dated September 11, 2000 and December 20, 2000, the Company received comments from the staff of the United States Securities and Exchange Commission (the "SEC") regarding the Company's eligibility to continue as a registered investment company under the Act. The Company's counsel has responded to the SEC's letters by letters dated October 11, 2000 and January 24, 2001. In the event the Company is not permitted to continue to be registered, the Company would have to determine whether to operate as an unregistered company, to liquidate the company or to consider other corporate alternatives. However, as an unregistered company, the Company's tax status would be different.


(2)   SIGNIFICANT ACCOUNTING POLICIES

      The statement of assets and liabilities is prepared in conformity with generally accepted accounting principles which requires management to make estimates and assumptions that affect the reported amounts at the date of this statement. Actual results could differ from those estimates.

      The following is a summary of the significant accounting policies consistently followed by the company in the preparation of its financial statements.

         SECURITIES - Securities are carried at fair value based on market prices obtained from an independent pricing service. All securities in the portfolio are recorded on a trade date basis. All gains and losses on the sale of securities are calculated by using the specific identification method.


                                                                     (Continued)

                            EMIGRANT SECURITIES CORP.
        (A Wholly Owned Subsidiary of Emigrant Portfolio Resource Corp.)

                          Notes to Financial Statements

                           December 31, 2000 and 1999


         COMMERCIAL REAL ESTATE MORTGAGE INVESTMENTS - The mortgages are carried at fair value which is based on a discounted cash flow analysis utilizing current market interest rates, the credit worthiness of the borrower and the possibility of loan prepayment. The underlying collateral of the mortgages is nonresidential real estate.

         INTEREST INCOME - Interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis.

         INCOME AND GAINS - Income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. At December 31, 2000, reclassifications were made to the Company's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Accordingly, accumulated net investment income amounting to $5.4 million was reclassified to paid-in capital. Net investment income, net realized gains and net assets were not affected by this change.

         DIVIDENDS - Dividends to shareholders are recorded on an accrued basis as of the declaration date.

         FEDERAL INCOME TAXES - The Company intends to comply with applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.


(3)  INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS


      The aggregate principal payments received for the year ending December 31, 2000 were $51.5 million. There were no securities purchased or sold during this period. The unrealized appreciation and depreciation at December 31, 2000 were $1.4 million and $143,000, respectively, for a net unrealized appreciation of $1.2 million.

      At December 31, 2000, $271 million securities were sold by its Parent to primary government securities dealers under repurchase agreements. The securities sold are maintained as asset accounts of the Company and the proceeds under the repurchase agreement were recorded on the accounts of the Parent. All repurchase agreements mature within three months. Repayment of the repurchase agreements have been guaranteed by the Parent. Therefore the return of the securities is based on the credit worthiness of the Parent.

                                                                     (Continued)

                            EMIGRANT SECURITIES CORP.
        (A Wholly Owned Subsidiary of Emigrant Portfolio Resource Corp.)

                          Notes to Financial Statements

                           December 31, 2000 and 1999



(4)   INVESTMENTS IN COMMERCIAL REAL ESTATE MORTGAGES

      The aggregate proceeds received from principal repayments for the year ending December 31, 2000 were $30.4 million (including $20.0 million of loan prepayments). There were no commercial real estate mortgages issued or sold during the year ended December 31, 2000. The unrealized appreciation and depreciation at December 31, 2000 were $8.4 million and $1.2 million, respectively, for a net unrealized appreciation of $7.3 million.


(5)   RELATED PARTY TRANSACTIONS

      The Company has entered into various transactions with related parties. The significant transactions are summarized as follows:

      o The Company reimbursed ESB for $364,000 of operating expenses paid to outside vendors by ESB on behalf of the Company for the year ended December 31, 2000.

      o ESB provides administrative services to the Company, including accounting and investment advisory, as well as certain loan subservicing by Emigrant Mortgage Company ("EMC"), another wholly-owned subsidiary of ESB. The costs for such services for the year ending December 31, 2000 were $742,000 (including $139,000 of subservicing costs to EMC), and are paid monthly. The subservicing fees paid to EMC are calculated at an annual rate of 3 basis points of the prior month end commercial real estate mortgage balance.

                          Independent Auditors' Report



To the Board of Directors and Stockholders of Emigrant Securities Corporation:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Emigrant Securities Corporation (the "Company") as of December 31, 2000, and the related statement of operations for the year then ended, the statement of changes in net assets and financial highlights for the year ended December 31, 2000 and the three-month period ended December 31, 1999. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 2000, the results of its operations for the year then ended, the changes in its net assets and financial highlights for the year ended December 31, 2000 and the three-month period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States of America.



KPMG LLP

February 21, 2001